Finance Lease Obligation (Schedule of Finance Lease Obligation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Disclosure of recognised finance lease as assets by lessee [abstract]
Leasing institution	€ 4,020	€ 4,338
Current maturities	330	318
Leasing institution-long term	€ 3,690	€ 4,020
Linkage terms	EURIBOR	EURIBOR
Interest rate	3.50%	3.50%	3.43%